SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Dec. 31, 2013
SECURITIES AVAILABLE FOR SALE
Schedule of carrying value and estimated fair value of securities available for sale

The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2013

Corporate	$15,862	$218	$(1)	$16,079
US Agencies	15,227	—	(372)	14,855
US Agencies - MBS	7,078	281	—	7,359
Obligations of states and political subdivisions	5,893	202	—	6,095

Total securities available for sale	$44,060	$701	$(373)	$44,388

December 31, 2012

Corporate	$18,763	$237	$(23)	$18,977
US Agencies	10,267	137	—	10,404
US Agencies - MBS	7,962	412	—	8,374
Obligations of states and political subdivisions	5,407	637	—	6,044

Total securities available for sale	$42,399	$1,423	$(23)	$43,799

Schedule of securities with gross unrealized losses aggregated by investment category and length of time these individual securities have been in a loss position

Following is information pertaining to securities with gross unrealized losses at December 31, 2013 and 2012 aggregated by investment category and length of time these individual securities have been in a loss position (dollars in thousands):

	Less Than Twelve Months		Over Twelve Months
	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
December 31, 2013

Corporate	$(1)	$1,390	$—	$—
US Agencies	(372)	14,855	—	—
US Agencies - MBS	—	—	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(373)	$16,245	$—	$—

December 31, 2012

US Agencies - MBS	$—	$—	—	—
Corporate	(23)	5,566	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(23)	$5,566	$—	$—

Summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses

Following is a summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses for the years ended December 31 (dollars in thousands):

	2013	2012	2011

Proceeds from sales and calls	$10,156	$2,601	$76
Gross gains on sales	73	—	—
Gross (losses) on sales and calls	—	—	(1)

Schedule of carrying value and estimated fair value of securities available for sale by contractual maturity

The carrying value and estimated fair value of securities available for sale at December 31, 2013, by contractual maturity, are shown below (dollars in thousands):

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$3,140	$3,166
Due after one year through five years	21,433	21,535
Due after five years through ten years	9,893	9,771
Due after ten years	2,516	2,557
Subtotal	36,982	37,029
US Agencies - MBS	7,078	7,359

Total	$44,060	$44,388